Property and Equipment, Net (Details) $ in Thousands			3 Months Ended		12 Months Ended
	Oct. 29, 2021 USD ($)	Feb. 04, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 28, 2019 USD ($)
Property and Equipment, Net (Details) [Line Items]
Depreciation expense			$ 790	$ 825
Depreciation and amortization expense			4,853	$ 988	$ 8,158	$ 3,517
Interest expense						2,552
Asset retirement obligation			2,974
Gardena, California [Member]
Property and Equipment, Net (Details) [Line Items]
Lease term	5 years
Financing obligation	$ 28,880
Net and finance obligation amounts	25,381
Gain on sale	$ 3,499
Atlas Capital Investors V, LP [Member]
Property and Equipment, Net (Details) [Line Items]
Sale price		$ 29,000
Lease term		3 years
Option to repurchase							$ 44,029
Financing obligation						29,000
Interest expense					1,464	1,760
Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross			$ 318,713		275,048	251,633
Property and equipment disposed					72,055
Construction in Progress [Member] | Accounts Payable [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed					7,864
Construction in Progress [Member] | Held at Company Facilities [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross					43,496	42,734
Construction in Progress [Member] | Vendor Locations [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross					231,552	208,899
Capital Leases [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases amount					$ 14,180	$ 43,882
Capital leases					3
Capital Leases [Member] | Gardena, California [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases					1
Capital Leases [Member] | Equipment Leases [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases					2
Operating Expense [Member] | Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed					$ 64,191